PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 14,496	$ 14,919
Actual return on plan assets	(155)	896
Employer contributions	2,411	2,459
Foreign currency exchange rate changes	(500)	(638)
Benefit payments	(3,058)	(3,140)
Fair value of plan assets at December 31	13,194	14,496
Employer contributions and benefit payment amounts paid from employer assets	2,400	2,500
Equity securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	10,032
Fair value of plan assets at December 31	9,620	10,032
Debt securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	4,004
Fair value of plan assets at December 31	3,032	4,004
Cash
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	460
Fair value of plan assets at December 31	$ 542	$ 460